Accounting Policies and Basis for Preparation - Summary of measurement of lease liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of significant accounting policies [abstract]
Operating leases commitments disclosed as of December 31, 2018		$ 6,781,048
Discounted using the lessee's incremental borrowing rate as of the date of initial application		4,461,031
Lease Liabilities recognized as of January 1, 2019	$ 3,768,154	$ 4,461,031